Statements of Operations and Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Premiums ceded	$ 15,510	$ 32,920	$ 30,271
Contract charges, reinsurance ceded	11,591	26,401	28,097
Contract benefits ceded	10,728	16,258	24,285
Interest credited ceded	$ 5,468	$ 6,032	$ 6,855